Average Annual Total Returns (Vanguard Global Equity Fund, Vanguard Global Equity Fund - Investor Shares)	12 Months Ended
Sep. 30, 2012
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.52%
Five Years	(2.17%)
Ten Years	9.15%
Inception Date	Aug. 14, 1995
Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.21%
Five Years	(2.55%)
Ten Years	8.49%
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.13%
Five Years	(1.91%)
Ten Years	7.95%
MSCI ACWI Index
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.13%
Five Years	(1.16%)
Ten Years	8.11%
Spliced Global Equity Index
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.13%
Five Years	(1.16%)
Ten Years	8.32%